Leases	3 Months Ended
Apr. 02, 2022
Leases [Abstract]
Leases
14. Leases
On January, 2 2022, the Group adopted ASU
2016-02,
Leases, using the optional transition method. Under this method, the Group has recognized the cumulative effect adjustment to the opening balance of retained earnings. The Group has elected to adopt the package of practical expedients which apply to leases that commenced before the adoption date. By electing the package of practical expedients, the Group did not reassess whether any expired or existing contracts are or contain leases, the lease classification for any expired or existing leases, and the initial direct costs for any existing leases. At lease commencement, a right-of-use
(“ROU”) asset and lease liability is recorded based on the present value of the future lease payments over the lease term. The Group has elected not to recognize a ROU asset and lease liability for leases with terms of 12 months or less. The Group leases facilities, vehicles, and other equipment under long-term operating and financing leases with varying terms.
In addition to the base rent, real estate leases typically contain provisions for common-area maintenance and other similar service, which are considered non-lease
components for accounting purposes. For our real estate leases, we apply a practical expedient to include these non-lease
components in calculating the ROU asset and lease liability. Furthermore, for all other types of leases the practical expedient was also elected whereby lease and non-lease
components have been combined. The Group uses the
non-cancellable
lease term unless it is reasonably certain that a renewal or termination option will be exercised. When available, the Group will use the rate implicit in the lease to discount lease payments to present value, however as most leases do not provide an implicit rate, the Group will estimate the incremental borrowing rate to discount the lease payments. The Group estimates the incremental borrowing rate based on the rates of interest that the Group would have to pay to borrow an amount equal to the lease payments on a collateralized basis, over a similar term, and in a similar economic environment. The ROU asset also includes any lease prepayments and initial direct costs, offset by lease incentives. The Group does not consider renewal periods or early terminations to be reasonably certain and are thus not included in the lease term for real estate or equipment assets.
The components of ROU assets and lease liabilities were as follows:

(in thousands)	Balance Sheet Classification	April 2, 2022

Assets:
Operating lease assets	Right-of-use assets, net	$40,902
Finance lease assets	Right-of-use assets, net	$616

Total leased assets		$41,518

Liabilities:
Current:
Operating	Other accrued expenses	$4,762
Financing	Current maturities of long-term debt	$147
Noncurrent:
Operating	Other long-term liabilities	$38,241
Financing	Long-term debt	$470

Total lease liabilities		$43,620

The components of lease expense were as follows:

(in thousands)	Three Months Ended April 2, 2022

Operating lease cost	$1,986
Short-term lease cost	$60
Financial lease cost:
Amortization of right-of-use assets	$17
Interest on lease liabilities	$3

Total lease cost	$2,066

Other information related to leases was as follows:

Three Months Ended April 2, 2022

Weighted Average Remaining Lease Term
Operating Leases	10.0 years
Finance Leases	3.8 years

Weighted Average Discount Rate
Operating Leases	6.5%
Finance Leases	5.0%
As of April 2, 2022, future minimum lease payments under noncancellable operating leases with initial or remaining lease terms in excess of one year were as follows:

(in thousands)

2022	$5,577
2023	$6,957
2024	$6,068
2025	$5,680
2026	$5,265
Later years	$30,961

Total future lease payments	$60,508

Less imputed interest	$(17,505)

Present value of future lease payments	$43,003

As of April 2, 2022, minimum repayments of long-term debt under financing leases were as follows:

(in thousands)

2022	$130
2023	$174
2024	$174
2025	$174
2026	$25
Later years	$—

Total future lease payments	$677

Less imputed interest	$(60)

Present value of future lease payments	$617